OPERATING LEASES (Schedule of Rental Income) (Details) - USD ($)	12 Months Ended
	Jul. 31, 2020	Jul. 31, 2019
Operating Leased Assets [Line Items]
Minimum rentals	$ 17,392,398	$ 19,126,372
Contingent rentals	2,139,448	1,960,082
Total	19,531,846	21,086,454
Company Owned Property [Member]
Operating Leased Assets [Line Items]
Minimum rentals	10,940,491	12,448,374
Contingent rentals	1,454,827	1,422,990
Leased Property [Member]
Operating Leased Assets [Line Items]
Minimum rentals	6,451,907	6,677,998
Contingent rentals	$ 684,621	$ 537,092